Divestitures and Assets Held for Sale (Detail) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
		Mar. 17, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments				$ 417	$ 4,008	$ 2,356
Gains (losses) on divestitures, net	[1],[2]			20	674	(757)
Amount of goodwill written off allocated to divestitures					209	397
Cash payment to acquire a third party's interest in the DBJV system				6,183	5,031	3,505
Assets Held for Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term liabilities associated with assets held for sale			$ 27		27
Exploration and Production [Member] | Certain South Texas Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments					2,100
Gain (loss) on divestitures					729
Exploration and Production [Member] | Certain Southeast Texas Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments					533
Gain (loss) on divestitures					282
Exploration and Production [Member] | Certain Marcellus Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments					951
Gain (loss) on divestitures					(55)
Exploration and Production [Member] | Certain Marcellus Assets [Member] | Assets Disposed of by Sale [Member] | Fair Value, Inputs, Level 2 [Member] | Valuation, Market Approach [Member] | Nonrecurring [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Losses on assets held for sale						129
Exploration and Production [Member] | Certain Moxa Wyoming Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments					313
Gain (loss) on divestitures					(204)
Exploration and Production [Member] | Certain Alaska Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments				370
Gain (loss) on divestitures			(154)	(33)
Exploration and Production [Member] | Certain Alaska Assets [Member] | Assets Held for Sale [Member] | Fair Value, Inputs, Level 2 [Member] | Valuation, Market Approach [Member] | Nonrecurring [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Losses on assets held for sale					154
Long-term assets associated with assets held for sale			$ 573		573
Exploration and Production [Member] | Certain Nonoperated Gulf Of Mexico Assets, Ram Powell [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on divestitures				$ 67
Exploration and Production [Member] | Certain West Texas Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments						221
Gain (loss) on divestitures						(52)
Exploration and Production [Member] | Certain Wyoming Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments						588
Gain (loss) on divestitures						(58)
Exploration and Production [Member] | Certain Elm Grove East Texas Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments						89
Gain (loss) on divestitures						(64)
Exploration and Production [Member] | Certain East Chalk and Carthage East Texas/Louisiana Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments						1,000
Gain (loss) on divestitures						(439)
Exploration And Production And WES Midstream Reporting Segment [Member] | Certain Utah Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments					69
Gain (loss) on divestitures					$ (52)
Exploration And Production And WES Midstream Reporting Segment [Member] | Certain Kansas Assets [Member] | Assets Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received, net of closing adjustments						159
Gain (loss) on divestitures						$ (4)
Delaware Basin Joint Venture System [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Third party non operated interest percentage		50.00%
Western Gas Partners LP [Member] | Delaware Basin Joint Venture System [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on property exchange		$ 126
Cash payment to acquire a third party's interest in the DBJV system		$ 155
Operated interest percentage				100.00%
Western Gas Partners LP [Member] | Marcellus Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non Operated Interest Percentage		33.75%

[1]	Includes gain of $126 million related to the 2017 property exchange discussed below.
[2]	Includes goodwill allocated to divestitures of $209 million in 2017 and $397 million in 2016.